WARRANTS - Summary of Warrant Activity (Details)	Sep. 30, 2022 $ / shares	Sep. 29, 2022 $ / shares	Jul. 18, 2022 $ / shares
Common Stock Warrants
Class of Warrant or Right [Line Items]
Contractual terms (years)		5 years
Common Stock Warrants | Stock price
Class of Warrant or Right [Line Items]
Warrants, measurement input		9.13
Common Stock Warrants | Expected volatility
Class of Warrant or Right [Line Items]
Warrants, measurement input		0.40
Common Stock Warrants | Risk-free rate
Class of Warrant or Right [Line Items]
Warrants, measurement input		0.0398
Private Placement Warrants
Class of Warrant or Right [Line Items]
Contractual terms (years)	4 years 9 months 18 days		5 years
Private Placement Warrants | Stock price
Class of Warrant or Right [Line Items]
Warrants, measurement input	7.81		10.13
Private Placement Warrants | Expected volatility
Class of Warrant or Right [Line Items]
Warrants, measurement input	0.400		0.60
Private Placement Warrants | Risk-free rate
Class of Warrant or Right [Line Items]
Warrants, measurement input	0.041		0.031